UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2008

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       28th July, 2008
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  US$603.534 million

                               Nevsky Capital LLP

                           Form 13F Information Table

                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  --------   ------- -------- ------
AMERICA MOVIL-ADR SERIES L	ADR		02364Q105    45,999  	872,020        N/A    Y        N          Y
AU OPTRONICS CORP-SPON ADR	ADR		002255107     2,814  	177,650	       N/A    Y        N          Y
BANCO BRADESCO-SPONSORED ADR 	ADR		059460303    17,010  	831,400	       N/A    Y        N          Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889     5,112  	206,954	       N/A    Y        N          Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106       774  	 14,835	       N/A    Y        N          Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109     4,520      67,510	       N/A    Y        N          Y
CHINA PETROLEUM & CHEM-ADR	ADR	        16941R108     6,314   	 67,970	       N/A    Y	       N	  Y
CHUNGHWA TELECOM LTD-ADR	ADR		17133Q304     3,826     150,820        N/A    Y        N	  Y
CNOOC LTD-ADR			ADR		126132109	609   	  3,510	       N/A    Y	       N	  Y
CIA VALE DO RIO DOCE-ADR	ADR		204412209    38,363   1,070,987	       N/A    Y	       N	  Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104     8,394	128,406	       N/A    Y	       N	  Y
DESARROLLADORA HOMEX-ADR	ADR		25030W100     3,280	 56,000	       N/A    Y	       N	  Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104     4,596	295,000	       N/A    Y	       N	  Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106    20,844	458,000	       N/A    Y	       N	  Y
FORDING CANADIAN COAL TRUST	Unit		345425102    11,573	121,042	       N/A    Y	       N	  Y
GRUPO TELEVISA SA-SPONS ADR	ADR		40049J206    21,369	904,700        N/A    Y	       N          Y
ICICI BANK LTD-SPON ADR		ADR		45104G104     2,887	100,370        N/A    Y	       N	  Y
ISHARES MSCI SOUTH KOREA IND	ETF		464286772    12,403	243,000	       N/A    Y	       N	  Y
KOOKMIN BANK-SPON ADR		ADR		50049M109     4,802	 82,075	       N/A    Y	       N	  Y
LG DISPLAY CO LTD-ADR		ADR		50186V102     1,592	 85,200	       N/A    Y	       N	  Y
MECHEL-SPONSORED ADR		ADR		583840103     7,134	144,000	       N/A    Y	       N	  Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109    82,329   1,074,650	       N/A    Y	       N	  Y
VIMPELCOM-SP ADR		ADR		68370R109    34,844   1,174,000	       N/A    Y	       N	  Y
PETROCHINA CO LTD -ADR		ADR		71646E100     6,908	 53,610	       N/A    Y	       N	  Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101    39,151	675,600	       N/A    Y	       N	  Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408    69,173	976,600	       N/A    Y	       N	  Y
POSCO-ADR			ADR		693483109    14,148	109,015	       N/A    Y	       N	  Y
SILICONWARE PRECISION-SP ADR	ADR		827084864     1,644	224,850	       N/A    Y	       N	  Y
TAIWAN SEMICONDUCTOR-SP ADR	ADR	        874039100	344	 31,500	       N/A    Y	       N	  Y
TELEFONOS DE MEXICO-SP ADR L	ADR		879403780     3,453	145,800	       N/A    Y	       N	  Y
TEVA PHARMACEUTICAL-SP ADR	ADR	        881624209    21,548	470,490	       N/A    Y	       N	  Y
UNIBANCO-GDR	                GDR	        90458E107    83,081	654,541	       N/A    Y	       N	  Y
UNITED STATES STEEL CORP	Common Stock	912909108     7,761	42,000	       N/A    Y	       N	  Y
BANCO SANTANDER-CHILE-ADR	ADR	        05965X109     2,434	56,600	       N/A    Y	       N	  Y
CIA VALE DO RIO DOCE-SP ADR	ADR	        204412100    12,503	419,000	       N/A    Y	       N	  Y

